Basis Of Presentation And Summary Of Significant Accounting Policies (Schedule Of Depreciation Accretion And Amortization Amounts Excluded From Operating Revenues and Gross Profit) (Details) (USD $)
In Thousands, unless otherwise specified
	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Basis Of Presentation And Summary Of Significant Accounting Policies [Abstract]
Depreciation and accretion expenses related to ATMs and ATM-related assets									$ 63,711	$ 59,841	$ 53,028
Amortization of intangible assets									35,768	27,336	21,712
Total depreciation, accretion, and amortization of intangible assets excluded from Cost of ATM operating revenues and Gross profit	$ 27,100	$ 23,900	$ 24,700	$ 23,800	$ 24,500	$ 22,800	$ 19,900	$ 20,000	$ 99,479	$ 87,177	$ 74,740